BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Diluted Net Loss Per Common Share (Details) - shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	409,168	38,900
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	45,431	12,782
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	363,737	1,438
Restricted stock with repurchase rights
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	0	3,020
Stock subject to put right
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	0	159
Convertible promissory note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in usd per share)	0	21,501